SUBSEQUENT EVENTS	1 Months Ended	3 Months Ended
	Dec. 31, 2020	Mar. 31, 2021
CIK 0001836935 Centricus Acquisition Corp.
SUBSEQUENT EVENTS

NOTE 8 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Other than as described in these financial statements, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

NOTE 11. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

On May 12, 2021, the Company, and Arqit Quantum Inc., a Cayman Islands exempted limited liability company (“Pubco”), Arqit Limited, a company limited by shares incorporated in England (“Arqit”) entered into a Business Combination Agreement (the “Business Combination Agreement”), pursuant to which, among other things, the Company agreed to combine with Arqit in a business combination whereby the Company will merge with and into Pubco and Pubco will purchase all of the shares of Arqit, making Arqit a direct wholly-owned subsidiary of Pubco. Pubco is a newly formed entity that was formed for the sole purpose of entering into and consummating the transactions set forth in the Business Combination Agreement.

At the Merger Effective Time, (i) each issued and outstanding ordinary share of the Company will automatically be converted into and exchanged for the right to receive one ordinary share of Pubco (“Pubco Ordinary Shares”), (ii) each issued and outstanding Public Warrant of the Company will automatically be converted into and exchanged for the right to receive one Public Warrant of Pubco (“Pubco Public Warrants”) and (iii) each issued and outstanding private warrant of the Company will automatically be converted into and exchanged for the right to receive one private warrant of Pubco (“Pubco Private Warrants” and, collectively with the Pubco Public Warrants, “Pubco Warrants”). Each of the Pubco Public Warrants and Pubco Private Warrants will have substantially the same terms and conditions as are in effect with respect to the Company’s Public Warrants and private warrants immediately prior to the Merger Effective Time.

At the Share Acquisition Closing, in consideration for the purchase of the Company’s share capital, Pubco will:

(1)    pay to the Company Shareholders their Pro Rata Portion of the lower of (i) the amount (which may be zero) by which the Parent Closing Cash exceeds $500,000,000, and (ii) $90,000,000 (the “Cash Consideration”) (only if the relevant Company Shareholder has elected to receive Cash Consideration in accordance with the terms of the Business Combination Agreement); and

(2)    issue to the Company Shareholders their Pro Rata Portion of an aggregate number of Pubco ordinary shares with an aggregate value equal to $900,000,000 less the Cash Consideration, if any (the “Exchange Shares”) (and only if the relevant Company Shareholder has elected to receive Cash Consideration in accordance with the terms of the Business Combination Agreement).

If the Condition (as defined below) is satisfied within three years following the Share Acquisition Closing Date, Pubco will issue to the Company Shareholders their Pro Rata Portion of 10,000,000 Pubco ordinary shares.

The date on which the closing price of the Pubco ordinary shares during such period exceeds $12.50 per share (as adjusted for share splits, share dividends, reorganizations and recapitalizations) for any twenty (20) trading days during a thirty (30) consecutive trading day period (the “Condition”)

In connection with the execution of the Business Combination Agreement, the Company and Pubco entered into Subscription Agreements with the PIPE Investors, pursuant to which the PIPE Investors agreed to subscribe for and purchase, and Pubco agreed to issue and sell to such PIPE Investors, an aggregate of 7,100,000 Pubco Shares at $10.00 per share for gross proceeds of $71,000,000 immediately prior to the Merger Effective Time. The Pubco Shares to be issued pursuant to the Subscription Agreements have not been registered under the Securities Act in reliance upon the exemption provided in Section 4(a)(2) of the Securities Act and/or Regulation D promulgated thereunder. Pubco has agreed to register the resale of the Pubco Shares issued in connection with the PIPE Financing pursuant to a registration statement that must be filed within 30 days after the consummation of the Proposed Transactions. The Subscription Agreements also contain other customary representations, warranties, covenants and agreements of the parties thereto.

The closings under the Subscription Agreements will occur substantially concurrently with the closing of the Proposed Transactions and are conditioned on such closing and on other customary closing conditions. The Subscription Agreements will be terminated, and be of no further force and effect, upon the earlier to occur of (i) the termination of the Business Combination Agreement in accordance with its terms or (ii) the mutual written agreement of the parties thereto.